ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Funds raised for CrossFire New Mobile Game	$ 8,259,345	¥ 57,499,910	¥ 57,499,910
Professional services	1,701,390	11,844,738	6,879,775
Staff cost related payables	1,415,011	9,851,024	4,245,967
Office expenses	508,991	3,543,495	3,377,709
Other payables	508,489	3,540,000	1,840,000
Utility Fee	236,490	1,646,394	1,547,898
Product development services	130,269	906,906	892,216
Others	618,860	4,308,376	5,007,831
Total	$ 13,378,845	¥ 93,140,843	¥ 81,291,306